Short-term borrowings	12 Months Ended
Dec. 31, 2020
Short-term borrowings
Short-term borrowings

15. Short-term borrowings

In 2018 and 2020, one and two PRC subsidiaries obtained a loan facility of credit line of RMB130.0 million and 240.0 million with a fixed annual interest rate, respectively, issued by East West Bank (China) Limited and secured by short-term time deposits of US$20.7 million and US$15.0 million of Jianpu HK, respectively. In 2019, one PRC subsidiary obtained another loan facility of credit line of RMB250.0 million with a fixed annual interest rate, issued by Xiamen International Bank and secured by cash and short-term time deposits of US$10.0 million of Jianpu HK. These cash and short-term time deposits were accounted for as restricted cash and time deposits (see Note 5).

As of December 31, 2019 and 2020, the Group utilized part of the credit lines, and the balance of short-term borrowings was RMB60.0 million and RMB158.5 million, respectively. All of these borrowings were denominated in RMB and repayable within one year.